Consolidated Balance Sheets - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 14.4	$ 45.0	$ 5.2
Restricted cash	17.6	21.2	0.4
Accounts receivable, net	71.7	90.4	70.8
Inventories	9.8	7.7	7.3
Taxes applicable to subsequent years	18.1	72.4	71.1
Regulatory Assets, Current	40.2	41.1	23.9
Income Taxes Receivable, Current	17.4	19.6	6.5
Other prepayments and current assets	8.6	13.3	14.6
Total current assets	197.8	310.7	199.8
Property, plant and equipment:
Property, plant and equipment	2,306.5	2,274.4	2,247.2
Less: Accumulated depreciation and amortization	(1,010.4)	(988.0)	(987.3)
Property, plant and equipment, net of depreciation	1,296.1	1,286.4	1,259.9
Construction work in process	93.0	31.7	41.5
Total net property, plant and equipment	1,389.1	1,318.1	1,301.4
Other non-current assets:
Regulatory Assets, Noncurrent	154.7	152.6	163.2
Intangible assets, net of amortization	18.1	17.2	18.8
Other deferred assets	19.7	21.0	12.7
Total other non-current assets	192.5	190.8	194.7
Total Assets	1,779.4	1,819.6	1,695.9
LIABILITIES AND SHAREHOLDER'S EQUITY
Current portion - long-term debt	199.6	4.6	4.6
Short-term debt		0.0	10.0
Accounts payable	51.1	55.8	46.6
Accrued interest	6.5	0.4	0.8
Accrued taxes	78.5	75.7	76.6
Customer security deposits	20.3	21.3	21.8
Regulatory Liability, Current	36.5	34.9	14.8
Other current liabilities	16.8	17.5	12.9
Total current liabilities	409.3	210.2	188.1
Non-current liabilities:
Long-term debt	434.6	581.5	642.0
Deferred taxes	132.5	131.7	131.0
Taxes payable	4.9	77.1	75.8
Regulatory Liability, Noncurrent	252.3	278.3	221.2
Pension, retiree and other benefits	73.9	83.2	91.1
Asset Retirement Obligations, Noncurrent		4.7	8.0
Other deferred credits	7.4	7.6	8.0
Total non-current liabilities	910.3	1,164.1	1,177.1
Commitments and contingencies
Common shareholder's equity:
Common stock	0.4	0.4	0.4
Other paid-in capital	621.9	711.8	685.8
Accumulated other comprehensive income/(loss)	(34.2)	(35.3)	(36.2)
Retained earnings / (deficit)	(128.3)	(231.6)	(319.3)
Total common shareholder's equity	459.8	445.3	330.7
Total Liabilities and Shareholder's Equity	1,779.4	1,819.6	1,695.9
Asset Retirement Obligation	$ 4.7	$ 4.7	$ 8.0